Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001786835
Registrant Name	STAR MOUNTAIN LOWER MIDDLE-MARKET CAPITAL CORP.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A